UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Global Dividend Income Portfolio

BlackRock Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1	–	Schedule of Investments

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock Global Dividend Income Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia – 0.5%
Westpac Banking Corp.	50,933	$1,390,472

Brazil – 0.9%
Souza Cruz SA	225,600	2,566,895

Canada – 3.5%
National Bank of Canada	62,728	5,193,797
Rogers Communications, Inc., Class B	134,867	5,104,463

		10,298,260

France – 9.4%
Eutelsat Communications SA	103,815	4,479,107
France Telecom SA	214,654	5,030,286
Sanofi SA	128,031	10,129,447
Total SA	116,970	7,490,933

		27,129,773

Hong Kong – 2.1%
Power Assets Holdings Ltd.	863,000	6,043,220

Ireland – 0.1%
United Business Media Ltd.	32,900	332,718

Israel – 2.3%
BEZEQ The Israeli Telecommunication Corp. Ltd.	2,251,748	6,689,495

Italy – 2.0%
Enel SpA	408,849	2,915,645
ENI SpA	107,528	2,878,920

		5,794,565

Netherlands – 4.4%
Koninklijke KPN NV	273,274	4,335,935
Royal Dutch Shell Plc, B Shares	214,169	8,332,139

		12,668,074

Norway – 1.8%
DnB NOR ASA	316,580	5,147,794

Singapore – 3.0%
DBS Group Holdings Ltd.	307,000	3,761,357
M1 Ltd.	301,000	587,512
Singapore Post Ltd.	2,733,000	2,592,747
Singapore Telecommunications Ltd.	726,000	1,853,207

		8,794,823

Spain – 3.1%
Telefonica SA	338,064	9,082,158

Sweden – 3.4%
Hennes & Mauritz AB, B Shares	151,856	5,366,924
Svenska Handelsbanken AB, A Shares	133,867	4,642,407

		10,009,331

Switzerland – 4.8%
Nestle SA	97,974	6,081,088
Novartis AG	133,548	7,919,420

		14,000,508

Taiwan – 4.6%
Chunghwa Telecom Co. Ltd. - ADR	134,630	4,247,577
Far EasTone Telecommunications Co. Ltd. - GDR	98,600	2,243,919
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	497,755	6,719,693

		13,211,189

United Kingdom – 19.0%
BHP Billiton Plc	126,539	5,350,046
British American Tobacco Plc	137,237	5,996,827
Diageo Plc	250,646	5,098,943
GlaxoSmithKline Plc	444,921	9,719,265
HSBC Holdings Plc	245,200	2,668,259
Imperial Tobacco Group Plc	131,444	4,636,323
Reckitt Benckiser Plc	70,661	3,932,059
Tesco Plc	499,326	3,366,392
Unilever Plc	202,841	6,589,546
Vodafone Group Plc	2,647,521	7,653,420

		55,011,080

United States – 30.2%
Altria Group, Inc.	228,884	6,143,247
AT&T Inc.	183,585	5,713,165
Chevron Corp.	56,640	6,198,682
The Coca-Cola Co.	80,434	5,426,078
Dominion Resources, Inc.	102,260	4,746,909
Johnson & Johnson	111,621	7,335,732
Kraft Foods, Inc., Class A	165,608	5,561,117
Lorillard, Inc.	55,295	5,888,917
McDonald’s Corp.	81,933	6,416,173
Merck & Co., Inc.	137,700	4,950,315
PepsiCo, Inc.	62,293	4,291,365
Pfizer, Inc.	303,844	6,368,570
Philip Morris International, Inc.	82,187	5,707,065
Reynolds American, Inc.	149,991	5,566,166
Verizon Communications, Inc.	196,221	7,413,229

		87,726,730

Total Long-Term Investments (Cost – $250,587,628) – 95.1%		275,897,085

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR GDR	American Depositary Receipts Global Depositary Receipts

BLACKROCK FUNDS II	APRIL 30, 2011	1

Schedule of Investments (concluded)	BlackRock Global Dividend Income Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.10%(a)(b)	10,527,952	$10,527,952

Total Short-Term Securities (Cost – $10,527,952) – 3.6%		10,527,952

Total Investments (Cost – $261,115,580*) – 98.7%		286,425,037
Other Assets Less Liabilities – 1.3%		3,700,694

Net Assets – 100.0%		$290,125,731

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$261,133,236

Gross unrealized appreciation	$25,310,942
Gross unrealized depreciation	(19,141)

Net unrealized appreciation	$25,291,801

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at July 31, 2010	Shares Purchased		Shares Sold	Shares Held at April 30, 2011	Value at April 30, 2011	Realized Gain	Income
BlackRock High Yield Bond Portfolio, BlackRock Class	29,663	5,563		35,226	–	–	$31,608	$4,495
BlackRock International Bond Portfolio, BlackRock Class	2,684	602		3,286	–	–	$1,466	$182
BlackRock Low Duration Bond Portfolio, BlackRock Class	27,413	8,715		36,128	–	–	$14,130	$2,285
BlackRock Liquidity Funds, TempFund, Institutional Class	153,800	10,374,152	**	–	10,527,952	$10,527,952	$117	$6,712

**	Represents net shares purchased.

(b)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	–	$1,390,472	–	$1,390,472
Brazil	$2,566,895	–	–	2,566,895
Canada	10,298,260	–	–	10,298,260
France	–	27,129,773	–	27,129,773
Hong Kong	–	6,043,220	–	6,043,220
Ireland	–	332,718	–	332,718
Israel	–	6,689,495	–	6,689,495
Italy	5,794,565	–	–	5,794,565
Netherlands	4,335,935	8,332,139	–	12,668,074
Norway.	–	5,147,794	–	5,147,794
Singapore	2,592,747	6,202,076	–	8,794,823
Spain	–	9,082,158	–	9,082,158
Sweden	–	10,009,331	–	10,009,331
Switzerland	14,000,508	–	–	14,000,508
Taiwan	13,211,189	–	–	13,211,189
United Kingdom	34,167,796	20,843,284	–	55,011,080
United States	87,726,730	–	–	87,726,730
Short-Term Securities	10,527,952	–	–	10,527,952

Total	$185,222,577	$101,202,460	–	$286,425,037

2	BLACKROCK FUNDS II	APRIL 30, 2011

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock Income Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense – 1.5%
Honeywell International, Inc.	420	$25,717
Northrop Grumman Corp.	120	7,633
Raytheon Co.	850	41,268
United Technologies Corp.	420	37,624

		112,242

Air Freight & Logistics – 0.6%
United Parcel Service, Inc., Class B	590	44,232

Beverages – 0.5%
Diageo Plc	1,830	37,228

Chemicals – 1.6%
BASF SE	120	12,322
The Dow Chemical Co.	160	6,558
E.I. du Pont de Nemours & Co.	780	44,296
Olin Corp.	1,360	35,006
Praxair, Inc.	160	17,027

		115,209

Commercial Banks – 4.0%
Bank of Nova Scotia	785	47,864
Royal Bank of Canada	430	27,087
Standard Chartered Plc	335	9,310
The Toronto-Dominion Bank	850	73,595
U.S. Bancorp	1,550	40,021
Wells Fargo & Co.	3,310	96,354

		294,231

Computers & Peripherals – 0.1%
Hewlett-Packard Co.	90	3,633

Consumer Finance – 0.5%
American Express Co.	800	39,264

Containers & Packaging – 0.7%
Temple-Inland, Inc.	2,170	51,060

Diversified Financial Services – 1.6%
JPMorgan Chase & Co.	2,560	116,813

Diversified Telecommunication Services – 4.9%
AT&T Inc.	3,650	113,588
BCE, Inc.	240	8,983
CenturyLink, Inc.	3,015	122,952
Frontier Communications Corp.	3,010	24,893
Manitoba Telecom Services, Inc.	150	4,780
Verizon Communications, Inc.	2,240	84,627

		359,823

Electric Utilities – 4.1%
American Electric Power Co., Inc.	1,090	39,763
Duke Energy Corp.	1,490	27,789
Entergy Corp.	170	11,852
NextEra Energy, Inc.	1,340	75,804
Northeast Utilities	960	34,176
Pinnacle West Capital Corp.	520	22,563
PPL Corp.	990	27,156
Southern Co.	1,490	58,170

		297,273

Food Products – 1.5%
H.J. Heinz Co.	770	39,447
Kraft Foods, Inc., Class A	780	26,192
Mead Johnson Nutrition Co.	704	47,084

		112,723

Gas Utilities – 0.7%
AGL Resources, Inc.	190	7,887
EQT Corp.	750	39,458

		47,345

Hotels, Restaurants & Leisure – 0.2%
McDonald’s Corp.	140	10,963

Household Products – 0.1%
Kimberly-Clark Corp.	140	9,248

Industrial Conglomerates – 1.1%
3M Co.	130	12,637
General Electric Co.	3,320	67,894

		80,531

Insurance – 0.5%
Prudential Financial, Inc.	430	27,271
The Travelers Companies, Inc.	140	8,859

		36,130

IT Services – 1.4%
Automatic Data Processing, Inc.	700	38,045
International Business Machines Corp.	360	61,409

		99,454

Leisure Equipment & Products – 0.2%
Mattel, Inc.	430	11,490

Machinery – 2.7%
Caterpillar, Inc.	1,150	132,722
Deere & Co.	670	65,325

		198,047

Media – 0.5%
Comcast Corp., Class A	1,190	29,215
Vivendi SA	250	7,839

		37,054

Metals & Mining – 2.1%
BHP Billiton Ltd.	1,970	99,740
BlueScope Steel Ltd.	2,330	4,438
Rio Tinto Ltd.	233	21,092
Southern Copper Corp.	740	27,720

		152,990

Multi-Utilities – 2.4%
Consolidated Edison, Inc.	750	39,090
Dominion Resources, Inc.	620	28,780
Public Service Enterprise Group, Inc.	1,150	36,995
Sempra Energy	650	35,815
Wisconsin Energy Corp.	1,180	36,828

		177,508

BLACKROCK FUNDS II	APRIL 30, 2011	3

Schedule of Investments (continued)	BlackRock Income Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels – 5.3%
Chevron Corp.	1,160	$126,950
Enbridge, Inc.	1,295	84,175
Royal Dutch Shell Plc, A Shares	2,360	91,165
Total SA - ADR	880	56,522
Woodside Petroleum Ltd.	590	30,339

		389,151

Paper & Forest Products – 1.0%
MeadWestvaco Corp.	880	29,647
Weyerhaeuser Co.	1,963	45,169

		74,816

Pharmaceuticals – 2.8%
Abbott Laboratories	140	7,286
Bristol-Myers Squibb Co.	2,142	60,190
Johnson & Johnson	50	3,286
Merck & Co., Inc.	1,290	46,375
Pfizer, Inc.	4,162	87,236

		204,373

Road & Rail – 0.5%
Canadian National Railway Co.	430	33,295

Semiconductors & Semiconductor Equipment – 1.0%
Intel Corp.	2,010	46,612
Microchip Technology, Inc.	700	28,728

		75,340

Software – 0.3%
Microsoft Corp.	870	22,637

Specialty Retail – 0.8%
The Home Depot, Inc.	970	36,026
Limited Brands, Inc.	530	21,815

		57,841

Textiles, Apparel & Luxury Goods – 0.7%
VF Corp.	490	49,274

Tobacco – 2.7%
Altria Group, Inc.	1,380	37,039
British American Tobacco Plc	220	9,613
Lorillard, Inc.	400	42,600
Philip Morris International, Inc.	1,420	98,605
Reynolds American, Inc.	280	10,391

		198,248

Water Utilities – 0.2%
American Water Works Co., Inc.	610	17,922

Wireless Telecommunication Services – 0.7%
Rogers Communications, Inc., Class B	220	8,327
Vodafone Group Plc - ADR	1,450	42,224

		50,551

Total Common Stocks – 49.5%		3,617,939

Affiliated Investment Companies(a)
Fixed Income Funds
BlackRock High Yield Bond Portfolio, BlackRock Class	167,787	1,328,870
BlackRock International Bond Portfolio, BlackRock Class	16,409	181,482
BlackRock Low Duration Bond Portfolio, BlackRock Class	192,033	1,864,641

Total Fixed Income Funds – 46.2%		3,374,993

Total Long-Term Investments (Cost – $6,126,869) – 95.7%		6,992,932

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.10%(a)(b)	272,626	272,626

Total Short-Term Securities (Cost – $272,626) – 3.7%		272,626

Total Investments (Cost – $6,399,495*) – 99.4%		7,265,558
Other Assets Less Liabilities – 0.6%		42,650

Net Assets – 100.0%		$7,308,208

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$6,451,798

Gross unrealized appreciation	$845,980
Gross unrealized depreciation	(32,220)

Net unrealized appreciation	$813,760

4	BLACKROCK FUNDS II	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock Income Portfolio

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at July 31, 2010	Shares Purchased		Shares Sold	Shares Held at April 30, 2011	Value at April 30, 2011	Realized Gain (Loss)	Income
BlackRock High Yield Bond Portfolio, BlackRock Class	121,263	60,260		13,736	167,787	$1,328,870	$1,896	$57,099
BlackRock International Bond Portfolio, BlackRock Class	11,174	6,883		1,648	16,409	$181,482	$1,665	$2,855
BlackRock Low Duration Bond Portfolio, BlackRock Class	121,640	94,127		23,734	192,033	$1,864,641	$(320)	$32,605
BlackRock Liquidity Funds, TempFund, Institutional Class	265,978	6,648	**	–	272,626	$272,626	$3	$442

**	Represents net shares purchased.

(b)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$112,242	–	–	$112,242
Air Freight & Logistics	44,232	–	–	44,232
Beverages	37,228	–	–	37,228
Chemicals	102,887	$12,322	–	115,209
Commercial Banks	294,231	–	–	294,231
Computers & Peripherals	3,633	–	–	3,633
Consumer Finance	39,264	–	–	39,264
Containers & Packaging	51,060	–	–	51,060
Diversified Financial Services	116,813	–	–	116,813
Diversified Telecommunication Services	359,823	–	–	359,823
Electric Utilities	297,273	–	–	297,273
Food Products	112,723	–	–	112,723
Gas Utilities	47,345	–	–	47,345

BLACKROCK FUNDS II	APRIL 30, 2011	5

Schedule of Investments (concluded)	BlackRock Income Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Hotels, Restaurants & Leisure	$10,963	–	–	$10,963
Household Products	9,248	–	–	9,248
Industrial Conglomerates	80,531	–	–	80,531
Insurance	36,130	–	–	36,130
IT Services	99,454	–	–	99,454
Leisure Equipment & Products	11,490	–	–	11,490
Machinery	198,047	–	–	198,047
Media	29,215	$7,839	–	37,054
Metals & Mining	27,720	125,270	–	152,990
Multi-Utilities	177,508	–	–	177,508
Oil, Gas & Consumable Fuels	297,986	91,165	–	389,151
Paper & Forest Products	74,816	–	–	74,816
Pharmaceuticals	204,373	–	–	204,373
Road & Rail	33,295	–	–	33,295
Semiconductors & Semiconductor Equipment	75,340	–	–	75,340
Software	22,637	–	–	22,637
Specialty Retail	57,841	–	–	57,841
Textiles, Apparel & Luxury Goods	49,274	–	–	49,274
Tobacco	198,248	–	–	198,248
Water Utilities	17,922	–	–	17,922
Wireless Telecommunication Services	50,551	–	–	50,551
Fixed Income Funds	3,374,993	–	–	3,374,993
Short-Term Securities	272,626	–	–	272,626

Total	$7,028,962	$236,596	–	$7,265,558

6	BLACKROCK FUNDS II	APRIL 30, 2011

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Funds II

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: June 24, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: June 24, 2011